Employment Benefits - Estimated Future Benefit Payments within Ten Years from December 31, 2018 (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Less than one year [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	¥ 602
2021 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	573
2022 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	560
2023 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	549
2024 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	540
2025-2029 [member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	¥ 2,706